Income tax and social contribuition (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit before income taxes	R$ 1,759,316	R$ 1,488,027	R$ 1,774,691
Statutory rate	34.00%	34.00%	34.00%
Expected income tax and social contribution	R$ (598,167)	R$ (505,929)	R$ (603,395)
Permanent Additions (Exclusions) [Abstract]
Gifts	(3,806)	704	(7,175)
R&D and technological innovation benefit	255,354	187,207	134,247
Taxation of income abroad	114,229	(800)	504
Unrecorded deferred taxes	(17,570)	(1,100)	(6,017)
Other additions (exclusions)	(4,589)	(1,826)	(555)
Income tax and social contribution expense	R$ (254,549)	R$ (321,744)	R$ (482,391)
Average effective tax rate	14.00%	22.00%	27.00%
Current income tax and social contribution	R$ (60,718)	R$ (119,801)	R$ (62,840)
Income Tax And Social Contribution Deferred	R$ (193,830)	R$ (201,942)	R$ (419,551)
Income tax and social contribution rate	34.00%